UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Coatue Management, LLC
Address:    9 West 57th Street
            New York, New York 10019

13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Philippe Laffont
Title:      Managing Member
Phone:      (212) 715-5100

Signature, Place and Date of Signing:


/s/ Philippe Laffont              New York, NY               February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $3,048,400
                                           (thousands)

List of Other Included Managers:

No.   Form 13F File Number      Name
---   -------------------       ------------------------------
1.    028-12788                 Coatue Offshore Master Fund, Ltd.


                                           FORM 13F INFORMATION TABLE
                                             COATUE MANAGEMENT, LLC
                                                December 31, 2010


COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6    COL 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (x1000)   PRN AMT    PRN CALL  DISCRETION  MNGRS  SOLE        SHARED  NONE
--------------                --------        -----       -------   -------    --- ----  ----------  -----  ----        ------  ----
ACME PACKET INC               COM             004764106    52,291      983,653 SH        DEFINED     1         983,653  0       0
AMAZON COM INC                COM             023135106   128,716      715,087 SH        DEFINED     1         715,087  0       0
AMERICAN SUPERCONDUCTOR CORP  COM             030111108    31,826    1,113,199 SH        DEFINED     1       1,113,199  0       0
AMERICAN TOWER CORP           CL A            029912201    74,999    1,452,349 SH        DEFINED     1       1,452,349  0       0
APPLE INC                     COM             037833100   440,025    1,364,166 SH        DEFINED     1       1,364,166  0       0
ARUBA NETWORKS INC            COM             043176106    31,636    1,515,134 SH        DEFINED     1       1,515,134  0       0
ASSURED GUARANTY LTD          COM             G0585R106    17,700    1,000,000     PUT   DEFINED     1       1,000,000  0       0
BAIDU INC                     SPON ADR REP A  056752108   203,064    2,103,637 SH        DEFINED     1       2,103,637  0       0
CITIGROUP INC                 COM             172967101    94,985   20,081,461 SH        DEFINED     1      20,081,461  0       0
CITRIX SYS INC                COM             177376100   144,661    2,114,621 SH        DEFINED     1       2,114,621  0       0
CNINSURE INC                  SPONSORED ADR   18976M103     1,092       63,159 SH        DEFINED     1          63,159  0       0
CROWN CASTLE INTL CORP        COM             228227104   141,059    3,218,320 SH        DEFINED     1       3,218,320  0       0
F5 NETWORKS INC               COM             315616102   181,525    1,394,630 SH        DEFINED     1       1,394,630  0       0
GOOGLE INC                    CL A            38259P508   273,527      460,507 SH        DEFINED     1         460,507  0       0
GREEN MTN COFFEE ROASTERS IN  COM             393122106   131,681    4,007,338 SH        DEFINED     1       4,007,338  0       0
INTERNATIONAL RECTIFIER CORP  COM             460254105    64,928    2,186,854 SH        DEFINED     1       2,186,854  0       0
NETAPP INC                    COM             64110D104   176,271    3,207,256 SH        DEFINED     1       3,207,256  0       0
NETFLIX INC                   COM             64110L106   101,544      577,939 SH        DEFINED     1         577,939  0       0
NEUTRAL TANDEM INC            COM             64128B108    11,144      771,748 SH        DEFINED     1         771,748  0       0
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107    64,540      613,322 SH        DEFINED     1         613,322  0       0
NUTRI SYS INC NEW             COM             67069D108    12,928      614,747 SH        DEFINED     1         614,747  0       0
ORACLE CORP                   COM             68389X105    33,631    1,074,464 SH        DEFINED     1       1,074,464  0       0
QUALCOMM INC                  COM             747525103   347,035    7,012,228 SH        DEFINED     1       7,012,228  0       0
QUEST SOFTWARE INC            COM             74834T103    16,533      596,000 SH        DEFINED     1         596,000  0       0
SBA COMMUNICATIONS CORP       COM             78388J106    63,135    1,542,130 SH        DEFINED     1       1,542,130  0       0
SEAGATE TECHNOLOGY PLC        SHS             G7945M107    63,932    4,253,616 SH        DEFINED     1       4,253,616  0       0
SINA CORP                     ORD             G81477104    31,040      451,031 SH        DEFINED     1         451,031  0       0
SKECHERS U S A INC            CL A            830566105    20,905    1,045,273 SH        DEFINED     1       1,045,273  0       0
STEC INC                      COM             784774101     8,547      484,250 SH        DEFINED     1         484,250  0       0
UTSTARCOM INC                 COM             918076100     6,568    3,188,523 SH        DEFINED     1       3,188,523  0       0
VEECO INSTRS INC DEL          COM             922417100    14,951      348,017 SH        DEFINED     1         348,017  0       0
WESTERN DIGITAL CORP          COM             958102105    61,980    1,828,305 SH        DEFINED     1       1,828,305  0       0



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